LOANS	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
LOANS

NOTE 10: LOANS

Bank Financing:

On the closing date of the Cortex Transaction, Gix Media entered into a financing agreement with Bank Leumi Le Israel Ltd (“Leumi”), an Israeli bank, for the provision of a line of credit in the total amount of up to $3.5 million and a long-term loan totaling $6 million, which Gix Media used to finance the Cortex Transaction (see note 7) (the “Financing Agreement”).

The Financing Agreement included the following main terms:

1)	A loan of $6 million to be provided to Gix Media which will be repaid in 48 monthly payments at an annual interest rate of LIBOR + 4.12%.

2)	A renewable monthly line of credit, of up to $3.5 million to be provided to Gix Media, which will be available for utilization for a period of two years and will be determined on a monthly basis, at 80% of Gix Media’s accounts receivable balance (“Line of Credit”). The amounts that will be withdrawn from the Line of Credit will bear annual interest of LIBOR + 3.2%.

3)	Gix Media undertook to meet financial covenants over the life of the loans as follows: (1) the ratio of debt to EBITDA, based on the Gix Media’s consolidated financial statements in all 4 consecutive quarters, will not exceed 2.4 in the first two years and will not exceed 1.75 in the following two years. As of December 31, 2021, Gix Media is in compliance with the financial covenants in connection with the Financing Agreement.

4)	As part of the Financing Agreement, Gix Media and the Company provided several liens in favor of Leumi (see Note 12).

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 10: LOANS (Cont.)

Composition of long-term loans, short-term loans and line of credit of the Group:

The following is the composition of the balance of the Group’s loans according to their nominal value:

	Interest rate (*)	As of December 31, 2021	As of December 31, 2020
Short-term bank loan – Gix Media	4.75%	-	628
Short-term loan – the Company	8%	69	50
Short-term bank loan – Gix Media	LIBOR + 3.20%	3,500	-
Short-term bank loan – Cortex	LIBOR + 3.52%	1,500	-
Long-term bank loan, including current maturity – Gix Media	LIBOR + 4.12%	5,770	-

		10,839	678

(*)	The LIBOR interest rate will continue to be published until June 2023 and then will be replaced by the Secured Overnight Financing Rate (“SOFR”).

Maturities of the Group’s bank loans as of December 31, 2021 are as follows:

2022	6,569	(*)
2023	1,500
2024	1,500
2025	1,270
Total	10,839

(*)	Includes a sum of $5,000 which is a renewable monthly credit line.

Short term bank loan:

During 2018, Gix Media received a short-term bank loan in the amount of NIS 2,000 (approximately $ 630) from an Israeli bank which bore an annual interest rate of 4.75% and was renewable on a 3-month basis. Such loan, as part of the Financing Agreement (as mentioned above), was fully repaid by Gix Media during 2021.

Short term loan and issues of shares of Common Stock:

On December 18, 2020, the Company entered into a loan agreement and Stock Subscription Agreement with certain Investors, pursuant to which the Investors lent an aggregate amount of $69 (the “Loan”). In accordance with the terms of the loan agreement, the Company prepaid the interest of the Loan of 8% compounded annually to the Investors by issuing 19,715 shares of Common Stock, at a price per share of $0.01. Under the Stock Subscription Agreement, the Investors paid $30 as consideration for the 107,143 shares of Common Stock issuance by the Company.

The Company allocated the total proceeds of $109 ($30 in respect of the 107,143 shares of Common Stock issued and the $69 proceeds on the Loan) based on their relative fair values. As a result of the allocation, a discount of $19 was recorded on the Loan. The discount is amortized over the term of the Loan as finance expense.

The allocation of the proceeds to the fair value distribution of the liability and equity components on the transactions date was as follows:

Instrument	Fair Value	% of Fair Value	Allocated Amount
Loan	55	50.55	50
Shares	54	49.45	49
Total	109	100	99

The composition of short term loan balance as of the transaction is as follows:

Loan	69
Discount on short term loan	(19)
Short term loan, net	50

As of December 31, 2021, the discount on the Loan was fully amortized.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)